SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - Seamless Group Inc. [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Tax losses carried forward	$ 8,266,115	$ 7,526,178
Equipment	(65,050)	(90,113)
Accrued expenses	296,576	354,988
Others	54,560	39,290
Deferred tax gross	8,552,201	7,830,343
Valuation allowance	(7,887,313)	(7,061,726)
Total deferred tax assets	664,888	768,617
Fixed assets
Intangible assets	(1,184,987)	(1,554,721)
Others	61,773	61,622
Total deferred tax liabilities	(1,246,760)	(1,616,343)
Net deferred tax liabilities	$ (581,872)	$ (847,727)